N-4	Apr. 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000821051
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This supplement should be read, retained, and used in conjunction with the Summary Prospectus, Updating Summary Prospectus, and Statutory Prospectus (collectively, the “Prospectuses”) of Fidelity Personal Retirement Annuity
®
. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
Fund Merger
This Supplement is to inform you that shareholders of the Invesco V.I. Global Core Equity Fund (the “Target Fund”) have approved the liquidation and the transfer of its assets to the Invesco V.I. Global Fund (the “Acquiring Fund”). The merger will be completed on April 24, 2026, at which time the Target Fund will no longer be available under your Contract and will be replaced by the Acquiring Fund.
What will happen to any portion of my Contract allocated to the Target Fund?

•	The value of the portion of your Contract allocated to the Target Fund will be transferred to the Acquiring Fund after close of business on April 24, 2026.

•
The merger will not result in a change in value. The value of the portion of your Contract allocated to the Acquiring Fund after the merger will be equal to the value of the portion of your Contract allocated to the Target Fund immediately prior to the merger.

How else could I be impacted by the merger?

•
Any Exchanges you make out of the Acquiring Fund in the 30 days following the merger from assets previously held in the Target Fund will not count against any Exchange limitations described in the Prospectus.

•
Any active instructions on file for your Contract that currently allocate to the Target Fund will automatically transfer to the Acquiring Fund on or after April 24, 2026. This includes instructions for the following optional benefits under your Contract: Automatic Annuity Builder, Dollar Cost Averaging, Automatic Rebalancing, and Systematic Withdrawal Program.

Effective April 24, 2026, the below information about the Acquiring Fund is added to
Appendix A: FUNDS AVAILABLE UNDER THE CONTRACT
of the Prospectus and the current information about the Target Fund is removed:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Invesco V.I. Global Fund Adviser : Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%

Variable Option [Line Items]
Prospectuses Available [Text Block]	More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FPRA. You can also request this information at no cost by calling
1-800-634-9361
or by sending an email request to filifunddocuments@fidelity.com.
Portfolio Companies [Table Text Block]

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Invesco V.I. Global Fund Adviser : Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%

C000209368 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	11.00%